THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND
MARCH 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.8%

	Shares	Value
CANADA — 11.0%
Energy — 8.2%
Enbridge	86,330	$4,679,854
TC Energy	85,763	5,370,437
		10,050,291
Financials — 2.3%
Intact Financial	4,721	855,488
Royal Bank of Canada	12,539	2,027,008
		2,882,496
Information Technology — 0.5%
Constellation Software	334	586,317
		13,519,104
CHINA — 0.3%
Communication Services — 0.3%
Tencent Holdings	5,532	348,916

FRANCE — 3.7%
Consumer Discretionary — 0.1%
Hermes International	63	119,345

Consumer Staples — 0.4%
L'Oreal	1,019	416,050

Industrials — 0.5%
Safran	1,863	609,631

Materials — 2.7%
Air Liquide	16,231	3,354,939
		4,499,965
GERMANY — 9.0%
Financials — 4.9%
Deutsche Boerse	20,803	6,094,172

Industrials — 4.1%
Rheinmetall	366	617,367
Siemens Energy	25,435	4,386,276
		5,003,643
		11,097,815
HONG KONG — 2.9%
Financials — 2.9%
AIA Group	324,600	3,606,737

ITALY — 4.3%
Consumer Discretionary — 0.2%
Ferrari	882	299,268

Utilities — 4.1%
Terna - Rete Elettrica Nazionale	434,669	4,971,512
		5,270,780

COMMON STOCK — continued

	Shares	Value
JAPAN — 12.2%
Communication Services — 1.5%
Capcom	86,446	$1,826,771

Financials — 1.0%
Mizuho Financial Group	30,392	1,230,382

Health Care — 2.8%
Hoya	19,587	3,395,611

Industrials — 3.0%
Fujikura	109,092	3,000,252
Hitachi	25,000	733,387
		3,733,639
Information Technology — 3.9%
Disco	10,993	4,480,563
NEC	11,500	286,156
		4,766,719
		14,953,122
NETHERLANDS — 7.7%
Consumer Staples — 4.0%
Coca-Cola Europacific Partners	53,892	4,886,388

Information Technology — 3.7%
ASML Holding	3,450	4,587,682
		9,474,070
NORWAY — 3.5%
Industrials — 3.5%
Kongsberg Gruppen	100,483	4,288,541

SINGAPORE — 4.6%
Industrials — 4.6%
Singapore Technologies Engineering	667,425	5,664,593

SOUTH KOREA — 2.5%
Industrials — 2.5%
HD Hyundai Electric	5,474	3,102,051

SWEDEN — 3.7%
Industrials — 3.7%
Beijer Ref, Cl B	8,736	121,108
Lifco, Cl B	3,973	120,193
Sandvik	112,030	4,306,641
		4,547,942
SWITZERLAND — 4.8%
Health Care — 4.8%
Galderma Group	22,540	4,429,872
Lonza Group	2,378	1,525,531
		5,955,403

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND
MARCH 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 5.9%
Information Technology — 5.9%
Taiwan Semiconductor Manufacturing ADR	21,531	$7,276,401

UNITED KINGDOM — 11.1%
Consumer Discretionary — 2.1%
Games Workshop Group	11,096	2,623,043

Financials — 1.2%
Lloyds Banking Group	1,161,795	1,439,960

Industrials — 0.8%
RELX	26,109	855,387
Weir Group	3,233	121,246
		976,633
Information Technology — 3.0%
Halma	71,362	3,641,635

Utilities — 4.0%
National Grid	290,084	4,896,614
		13,577,885
UNITED STATES — 7.6%
Communication Services — 0.3%
Liberty Media -Liberty Formula One, Cl C *	4,394	373,578

Consumer Staples — 3.9%
Philip Morris International	28,892	4,777,003

Financials — 1.9%
Aon, Cl A	7,240	2,336,927

Industrials — 1.5%
Ferrovial	9,438	614,006
RB Global	13,406	1,284,965
		1,898,971
		9,386,479

TOTAL COMMON STOCK
(Cost $106,529,639)		116,569,804

TOTAL INVESTMENTS — 94.8%
(Cost $106,529,639)		$116,569,804

Percentages are based on Net Assets of $122,933,555.

*	Non-income producing security.

VON-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND
MARCH 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.3%

	Shares	Value
CHINA — 1.7%
Communication Services — 1.7%
Tencent Holdings	5,700	$359,513

FRANCE — 5.3%
Consumer Discretionary — 0.9%
Hermes International	106	200,802

Consumer Staples — 1.0%
L'Oreal	493	201,288

Health Care — 1.5%
EssilorLuxottica	1,409	328,334

Materials — 1.9%
Air Liquide	1,900	392,729
		1,123,153
GERMANY — 4.7%
Industrials — 4.2%
Siemens Energy	5,139	886,223

Information Technology — 0.5%
SAP	708	120,702
		1,006,925
HONG KONG — 5.0%
Financials — 5.0%
AIA Group	95,600	1,062,243

INDIA — 1.0%
Financials — 1.0%
ICICI Bank	16,854	216,359

ITALY — 2.9%
Consumer Discretionary — 2.9%
Ferrari	1,833	621,947

JAPAN — 6.6%
Communication Services — 1.5%
Capcom	15,500	327,545

Health Care — 4.1%
Hoya	5,000	866,802

Information Technology — 1.0%
Disco	500	203,792
		1,398,139
SWITZERLAND — 7.1%
Health Care — 7.1%
Galderma Group	6,232	1,224,799

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — continued
Lonza Group	428	$274,570
		1,499,369
TAIWAN — 6.1%
Information Technology — 6.1%
Taiwan Semiconductor Manufacturing ADR	3,864	1,305,839

UNITED KINGDOM — 1.0%
Industrials — 1.0%
RELX	6,211	203,486

UNITED STATES — 52.9%
Communication Services — 10.0%
Alphabet, Cl C	1,518	435,453
Netflix *	10,406	1,000,537
TKO Group Holdings, Cl A	3,455	696,701
		2,132,691
Consumer Discretionary — 6.4%
Amazon.com *	1,442	300,325
AutoZone *	96	324,267
TJX	4,535	724,240
		1,348,832
Consumer Staples — 4.7%
Casey's General Stores	580	422,159
Coca-Cola	7,533	572,885
		995,044
Energy — 2.4%
Kinder Morgan	15,365	515,188

Financials — 7.3%
Aon, Cl A	1,271	410,253
CME Group, Cl A	3,160	933,306
Mastercard, Cl A	407	203,362
		1,546,921
Health Care — 2.6%
Abbott Laboratories	1,014	104,107
Boston Scientific *	7,288	457,322
		561,429
Industrials — 8.4%
Cintas	2,232	377,520
Ferguson Enterprises	722	168,414
General Electric	898	254,825
RB Global	3,774	361,738
Uber Technologies *	872	62,723
Waste Management	2,435	559,539
		1,784,759
Information Technology — 6.4%
Amphenol, Cl A	2,288	289,089
Broadcom	1,744	539,785
Intuit	346	149,604
Microsoft	1,056	390,899
		1,369,377

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND
MARCH 31, 2026
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Materials — 4.7%
Ecolab	1,437	$382,271
Sherwin-Williams	600	192,330
Vulcan Materials	1,534	417,708
		992,309
		11,246,550
TOTAL COMMON STOCK
(Cost $18,637,165)		20,043,523
TOTAL INVESTMENTS — 94.3%
(Cost $18,637,165)		$20,043,523

Percentages are based on Net Assets of $21,246,812.

*	Non-income producing security.

VON-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND
MARCH 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.9%

	Shares	Value
Communication Services — 10.0%
Alphabet, Cl A	533	$153,270
Meta Platforms, Cl A	146	83,531
Netflix *	423	40,671
		277,472
Consumer Discretionary — 8.1%
Amazon.com *	773	160,993
AutoZone *	19	64,178
		225,171
Consumer Staples — 5.1%
Casey's General Stores	115	83,704
Coca-Cola	757	57,570
		141,274
Financials — 14.4%
Aon, Cl A	140	45,189
CME Group, Cl A	284	83,879
Intercontinental Exchange	702	110,411
Mastercard, Cl A	207	103,430
Progressive	288	57,093
		400,002
Health Care — 11.0%
Abbott Laboratories	527	54,107
Boston Scientific *	1,723	108,118
IQVIA Holdings *	256	43,658
Thermo Fisher Scientific	143	70,289
Zoetis, Cl A	242	28,607
		304,779
Industrials — 18.7%
Allegion	400	58,116
Cintas	235	39,748
Copart *	822	27,290
Emerson Electric	434	56,863
Ferguson Enterprises	327	76,276
RB Global	846	81,089
Union Pacific	134	32,511
Verisk Analytics, Cl A	135	25,616
Waste Management	542	124,546
		522,055
Information Technology — 21.7%
Akamai Technologies *	471	54,094
Amphenol, Cl A	379	47,887
Autodesk *	180	43,092
Intuit	276	119,337
Microsoft	471	174,350
ServiceNow *	535	55,934
Synopsys *	190	75,331
Workday, Cl A *	258	33,520
		603,545
Materials — 4.0%
CRH	718	75,476
Vulcan Materials	132	35,944
		111,420
Real Estate — 3.9%
American Tower ‡	155	26,750

COMMON STOCK — continued

	Shares	Value
Iron Mountain ‡	804	$82,120
		108,870
TOTAL COMMON STOCK
(Cost $1,911,989)		2,694,588
TOTAL INVESTMENTS — 96.9%
(Cost $1,911,989)		$2,694,588

Percentages are based on Net Assets of $2,781,810.

*	Non-income producing security.

‡	Real Estate Investment Trust

VON-QH-002-0300

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
MARCH 31, 2026
(Unaudited)

GLOSSARY: (abbreviations which may be used in the preceding Schedules of Investments)

ADR — American Depositary Receipt

Cl — Class